Retirement Benefits - Movements in Fair Value of the Plan Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of net defined benefit liability (asset) [Line Items]
At beginning of period	¥ (1,188,183)
Interest income	(1,254)	¥ (1,797)	¥ (1,453)
At end of period		(1,188,183)
Plan assets [member]
Disclosure of net defined benefit liability (asset) [Line Items]
At beginning of period	1,420,639	1,453,238
Interest income	8,080	9,805
Return on plan assets excluding interest income	(77,512)	(14,874)
Contributions by employer	13,145	15,101
Benefits paid	(43,636)	(42,495)
Acquisition of subsidiaries and businesses		6,191
Others	(2,643)	(6,327)
At end of period	¥ 1,318,073	¥ 1,420,639	¥ 1,453,238